Average Annual Total Returns - Invesco Variable Rate Preferred ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF SinceInception	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions SinceInception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares SinceInception	ICE Variable Rate Preferred & Hybrid Securities Index (reflects no deduction for fees, expenses or taxes) 1Year	ICE Variable Rate Preferred & Hybrid Securities Index (reflects no deduction for fees, expenses or taxes) 5Years	ICE Variable Rate Preferred & Hybrid Securities Index (reflects no deduction for fees, expenses or taxes) SinceInception	Wells Fargo® Hybrid and Preferred Securities Floating and Variable Rate Index (reflects no deduction for fees, expenses or taxes) 1Year	Wells Fargo® Hybrid and Preferred Securities Floating and Variable Rate Index (reflects no deduction for fees, expenses or taxes) 5Years	Wells Fargo® Hybrid and Preferred Securities Floating and Variable Rate Index (reflects no deduction for fees, expenses or taxes) SinceInception	S&P U.S. Preferred Stock Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P U.S. Preferred Stock Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P U.S. Preferred Stock Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	May 01, 2014	5.21%	6.53%	5.63%	3.88%	4.86%	4.01%	3.55%	4.53%	3.84%	[1]	[1]	[1]	5.30%	6.71%	5.88%	7.97%	6.23%	6.18%

[1]	Effective after the close of markets on June 30, 2021, the Fund changed its underlying index from the Wells Fargo® Hybrid and Preferred Securities Floating and Variable Rate Index to the ICE Variable Rate Preferred & Hybrid Securities Index. Prior to the commencement date of March 5, 2021, performance for the Underlying Index is not available.